Borrowings - Short-term Borrowings (Details) ¥ in Millions, ¥ in Millions	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 JPY (¥)	Apr. 02, 2023 CAD ($)	Apr. 02, 2023 JPY (¥)	Apr. 02, 2023 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	$ 9,400,000		$ 27,600,000
Mainland China Facilities
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	0		9,800,000		¥ 50.0
Japan Facility
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	5,400,000	¥ 600.0	13,700,000	¥ 1,350.0
Term Loan
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	$ 4,000,000		$ 4,100,000